Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
BORROWINGS
17.	BORROWINGS

	As of	As of
	June 30,	December 31,
	2026	2025
	US$’000	US$’000
	(unaudited)	(audited)
Secured bank borrowings:
- denominated in Hong Kong dollars (“HK$”)	37,871	50,046
- denominated in Singapore dollars	167,138	168,248
- denominated in US$	50,135	40,835
- denominated in Australian dollars (“AUD”)	55,026	-
Unsecured bank borrowings:
- denominated in Great Britain Pound (“GBP”)	6	13
	310,176	259,142
Shown as:
- current liabilities	2,211	50,232
- non-current liabilities	307,965	208,910
	310,176	259,142

On March 10, 2026, the Company entered a new $9.5 million mortgage loan, secured by a property with the carrying amount of US$23 million as of June 30, 2026. The loan has a 30-year term, bearing an fixed interest rate of 6.125% per annum for the first five years before transitioning to a variable rate.

Except for bank borrowings of US$10,650,000 and US$9,481,000 as of June 30, 2026 carrying at fixed-rate of 5.0% and 6.125% per annum, respectively, other bank borrowings carry variable interest rate with a weighted average contractual interest rate of 4.04% p.a. as of June 30, 2026.

As of June 30, 2026, the Group had bank borrowings of approximately US$280,170,000 secured by the Group’s properties, which had carrying amounts of approximately US$884,153,000. US$167,138,000 of borrowings as of June 30, 2026 are guaranteed by the Company and the holding company of the non-controlling shareholder of the Group’s subsidiaries based on the percentage of shareholding. Also, a borrowing of US$30,000,000 as of June 30, 2026 is secured by the assets of the Company and a wholly owned subsidiary of the Company which are located in the United States and guaranteed by AMTD IDEA Group.